UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave, 10th Floor
	  New York, NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature,                               Place,             and Date of Signing:


Robert Penberth				 New York, NY	    August 14, 2008
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  242,981 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ALLIANCE ONE INTL INC. CMN	COM	   018772103	 5689	1113400	SH	 Sole		       1113400
AMAZON.COM INC CMN		PUT	   023135106	10266	 140000	SH  PUT	 Sole		        140000
APPLE, INC. CMN			PUT	   037833100	 3349	  20000	SH  PUT	 Sole		         20000
ARVINMERITOR INC CMN		PUT	   043353101	  936	  75000	SH  PUT	 Sole		         75000
BORGWARNER INC. CMN		PUT	   099724106	 4438	 100000	SH  PUT	 Sole			100000
CVR ENERGY, INC. CMN		COM	   12662P108	 3145	 163400	SH	 Sole			163400
CAMECO CORPORATION CMN		COM	   13321L108	 3858	  90000	SH	 Sole			 90000
COMCAST CORPORATION CMN CLASS 	COM	   20030N200	 3260	 173800	SH	 Sole		 	173800
CROWN HOLDINGS INC CMN		COM	   228368106	 6225	 239500	SH	 Sole			239500
DIAMONDS TRUST SERIES I DJIA 	ETF	   252787106	 7939	  70000	SH	 Sole			 70000
DOMTAR CORP CMN			COM	   257559104	 1744	 320000	SH	 Sole			320000
EXTERRAN HOLDINGS, INC. CMN	COM	   30225X103	10366	 145000	SH	 Sole			145000
FREEPORT-MCMORAN COPPER & GOLD 	COM	   35671D857	 3363	  28700	SH	 Sole			 28700
GENERAL MOLY, INC. CMN		COM	   370373102	 1417	 180000	SH	 Sole			180000
GOLDMAN SACHS GROUP, INC.(THE) 	PUT	   38141G104	 5247	  30000	SH  PUT	 Sole			 30000
GOOGLE, INC. CMN CLASS A	PUT	   38259P508	 2106	   4000	SH  PUT	 Sole			  4000
INGLES MARKETS INC CL-A CMN CL	COM	   457030104	 3410	 146160	SH	 Sole		        146160
ISHARES MSCI EMERGING MKT INDE	PUT	   464287234	 5429	  40000	SH  PUT	 Sole		         40000
ISHARES RUSSELL 2000 INDEX FUN	PUT	   464287655	27620	 400000	SH  PUT	 Sole			400000
LANDSTAR SYSTEM INC CMN		PUT	   515098101	 3865	  70000	SH  PUT	 Sole		 	 70000
NEVADA GOLD & CASINO INC CMN	COM	   64126Q206	  113	  91727	SH	 Sole		 	 91727
NORFOLK SOUTHERN CORPORATION 	PUT	   655844108	 3478	  55500	SH  PUT  Sole		 	 55500
OIL SERVICE HOLDRS TRUST CMN	PUT	   678002106	15985	  72000	SH  PUT	 Sole		 	 72000
OMNOVA SOLUTIONS INC CMN	COM	   682129101	  556	 200000	SH	 Sole			200000
PHILIP MORRIS INTL INC CMN	COM	   718172109	 6915	 140000	SH	 Sole			140000
POWERSHARES DB AGRICULTURE FUN	ETF	   73936B408	 3783	  93000	SH	 Sole			 93000
PROCTER & GAMBLE COMPANY (THE) 	COM	   742718109	 2888	  47500	SH	 Sole			 47500
RESEARCH IN MOTION LIMITED CMN	PUT	   760975102	 6722	  57500	SH  PUT	 Sole			 57500
RETAIL HOLDRS TRUST MUTUAL FUN	PUT	   76127U101	12446	 140000	SH  PUT	 Sole			140000
SPDR GOLD TRUST ETF		ETF	   78463V107	 8135	  89000	SH	 Sole			 89000
SPDR S&P RETAIL ETF ETF		PUT	   78464A714	 6433	 220000	SH  PUT	 Sole			220000
SEACOR HOLDINGS INC. CMN	COM	   811904101	 7608	  85000	SH	 Sole			 85000
AMEX ENERGY SELECT INDEX 'SPDR	PUT	   81369Y506	13936	 157500	SH  PUT	 Sole			157500
TIDEWATER INC CMN		PUT	   886423102	14924	 229500	SH  PUT	 Sole			229500
TITAN INTERNATIONAL INC (NEW) 	COM	   88830M102	 2400	  67380	SH	 Sole			 67380
UNITED STATES STEEL CORP CMN	PUT	   912909108	15706	  85000	SH  PUT	 Sole			 85000
UNIVERSAL CORPORATION CMN	COM	   913456109	 5200	 115000	SH	 Sole			115000
YRC WORLDWIDE INC CMN CLASS 	PUT	   984249102	 2082	 140000	SH  PUT	 Sole			140000